Voya Retirement Insurance and Annuity Company

and its

Variable Annuity Account B

GROUP VARIABLE ANNUITY CONTRACTS FOR

EMPLOYER-SPONSORED DEFERRED COMPENSATION PLANS

Supplement Dated May 5, 2022

 to the

Updating Summary Prospectus

Dated May 1, 2022

This supplement updates and amends certain information contained in your variable annuity Updating Summary Prospectus. Please read it carefully and keep it with your Updating Summary Prospectus for future reference.

________________________________________________________________

The updating summary prospectus discusses more than one Contract. There are some inadvertent references in the prospectus to “Contract” or “classes of Contract” when it should be “Contracts.” There are no classes of the different Contracts. The different Contracts discussed in the prospectus are the Installment Purchase Payment Account Contract and the Single Purchase Payment Account Contract. Any noteworthy differences among the different Contracts have been indicated in the updating summary prospectus.

MORE INFORMATION IS AVAILABLE

More information about the funds available through your contract, including information about the risks associated with investing in them can be found in the current prospectus and Statement of Additional Information for each fund. You may obtain these documents by contacting us at:

Customer Service

Defined Contribution Administration
P.O. Box 990063

Hartford, CT 06199-0063

1-800-584-6001

If you received an updating summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s updating summary prospectus.

Insurance products, annuities and retirement plan funding issued by (third party administrative services may also be provided by) Voya Retirement Insurance and Annuity Company, One Orange Way, Windsor, CT 06095. Securities are distributed by Voya Financial Partners, LLC (member SIPC). Securities may also be distributed through other broker-dealers with which Voya Financial Partners, LLC has selling agreements.

X.75996-22